Current and long-term debt - $116.0 million Sale and Leaseback (Details) - $116.0 Million Lease Financing [Member] - USD ($)	6 Months Ended
	Jun. 30, 2020	Apr. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings instrument term	3 years
Finance lease daily rate per vessel		$ 1,910